Short-term Investments (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Short-term Investments
Short-term investments	$ 377,495	¥ 2,682,181	¥ 0